Net Financial Result	6 Months Ended
Jun. 30, 2023
Net Financial Result
Net financial result
3.	Net financial result

The net financial result comprises the following items for the three- and six-months ended June 30, 2023 and 2022, respectively:

	For the three months ended June 30,		For the six months ended June 30
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
	(in €)
Financial income
Interest income	1,087,011	82,401	1,543,047	110,362
Financial expenses
Interest expenses	(363)	(2,243)	(782)	(22,102)
Interest on lease liabilities	(4,689)	(5,702)	(9,798)	(10,429)
Total	1,081,959	74,456	1,532,467	77,831

Interest income is derived from marketable securities and short-term deposits held by the Company and its subsidiary InflaRx GmbH:

	For the three months ended June 30,		For the six months ended June 30
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
	(in €)
Foreign exchange result
Foreign exchange income	2,090,994	2,947,221	2,381,519	4,057,629
Foreign exchange expense	(1,323,348)	(1,383,641)	(2,751,183)	(1,766,116)
Total	767,646	1,563,580	(369,664)	2,291,513

Foreign exchange income and expense is mainly derived from the translation of the U.S. Dollar cash, cash equivalents and securities held by InflaRx GmbH and InflaRx N.V.

	For the three months ended June 30,		For the six months ended June 30
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
	(in €)
Other financial result	(195,567)	(86,000)	2,241	39,000

Other financial result is attributable to the expected credit loss allowance, which is deducted from the Company’s current and non-current financial assets.